INCOME TAXES - Deferred Tax Asset/Liability Presented in Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	$ 16,916	$ 13,186
Deferred tax expense (income) recognised in profit or loss	3,939	6,551
Deferred tax recognised in other comprehensive income	(698)	(165)
Deferred tax relating to items credited (charged) directly to equity	9,864	2,367
Increase (decrease) in deferred tax liability (asset)	(3,726)	(5,023)
Increase (decrease) through business combinations, deferred tax liability (asset)	(455)
Closing Balance - Deferred tax liability (asset)	25,840	16,916
Foreign exchange loss, DTA	371	905
Share-based compensation plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	4,731	5,772
Deferred tax expense (income) recognised in profit or loss	718	915
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	9,864	2,367
Increase (decrease) in deferred tax liability (asset)	(3,726)	(4,323)
Increase (decrease) through business combinations, deferred tax liability (asset)	0
Closing Balance - Deferred tax liability (asset)	11,587	4,731
Provision for vacation and bonus
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	6,624	1,309
Deferred tax expense (income) recognised in profit or loss	(275)	5,315
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Increase (decrease) through business combinations, deferred tax liability (asset)	184
Closing Balance - Deferred tax liability (asset)	6,533	6,624
Intercompany trade payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	2,207	3,126
Deferred tax expense (income) recognised in profit or loss	1,346	(919)
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Increase (decrease) through business combinations, deferred tax liability (asset)	0
Closing Balance - Deferred tax liability (asset)	3,553	2,207
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	716	756
Deferred tax expense (income) recognised in profit or loss	447	(40)
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Increase (decrease) through business combinations, deferred tax liability (asset)	0
Closing Balance - Deferred tax liability (asset)	1,163	716
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	(1,005)	(479)
Deferred tax expense (income) recognised in profit or loss	(747)	(526)
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Increase (decrease) through business combinations, deferred tax liability (asset)	0
Closing Balance - Deferred tax liability (asset)	(1,752)	(1,005)
Contingencies
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	546	0
Deferred tax expense (income) recognised in profit or loss	168	546
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Increase (decrease) through business combinations, deferred tax liability (asset)	0
Closing Balance - Deferred tax liability (asset)	714	546
Other assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	0
Deferred tax expense (income) recognised in profit or loss	(389)
Deferred tax recognised in other comprehensive income	0
Deferred tax relating to items credited (charged) directly to equity	0
Increase (decrease) in deferred tax liability (asset)	0
Increase (decrease) through business combinations, deferred tax liability (asset)	(639)
Closing Balance - Deferred tax liability (asset)	(1,028)	0
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	1,236	297
Deferred tax expense (income) recognised in profit or loss	1,795	939
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Increase (decrease) through business combinations, deferred tax liability (asset)	0
Closing Balance - Deferred tax liability (asset)	3,031	1,236
Subtotal
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	15,055	10,781
Deferred tax expense (income) recognised in profit or loss	3,063	6,230
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	9,864	2,367
Increase (decrease) in deferred tax liability (asset)	(3,726)	(4,323)
Increase (decrease) through business combinations, deferred tax liability (asset)	(455)
Closing Balance - Deferred tax liability (asset)	23,801	15,055
Loss Carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance - Deferred tax liability (asset)	1,861	2,405
Deferred tax expense (income) recognised in profit or loss	876	321
Deferred tax recognised in other comprehensive income	(698)	(165)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	(700)
Increase (decrease) through business combinations, deferred tax liability (asset)	0
Closing Balance - Deferred tax liability (asset)	$ 2,039	$ 1,861